Convertible Notes (Details) - Schedule of quantitative information about significant unobservable inputs - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Stock price (in Dollars per share)			$ 22
Conversion price (in Dollars per share)			$ 94
Dividend rate
Minimum [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Stock price (in Dollars per share)	$ 0.014	$ 1		$ 13
Conversion price (in Dollars per share)	$ 0.0092	$ 97		$ 3
Volatility (annual)	175.09%	169.37%	234.92%	148.35%
Risk-free rate	1.06%	39.00%	5.00%	4.00%
Dividend rate
Years to maturity	52 days	49 days	52 days	25 days
Maximum [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Stock price (in Dollars per share)		$ 2		$ 29
Conversion price (in Dollars per share)		$ 1		$ 96
Volatility (annual)		172.14%	246.30%	293.57%
Risk-free rate		93.00%	9.00%	6.00%
Years to maturity		50 days	98 days	50 days
Initial Valuation [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Dividend rate
Initial Valuation [Member] | Minimum [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Stock price (in Dollars per share)	$ 0.028		$ 18
Conversion price (in Dollars per share)	$ 0.012		$ 2
Volatility (annual)	233.62%		203.69%
Risk-free rate	0.10%		10.00%
Dividend rate
Years to maturity	1 day		83 days
Initial Valuation [Member] | Maximum [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Stock price (in Dollars per share)			$ 28
Conversion price (in Dollars per share)			$ 115
Volatility (annual)			246.30%
Risk-free rate			39.00%
Years to maturity			1 day